A Portfolio of

                             Mutual Series Fund Inc.

                                     [LOGO]

This report and the financial statements contained herein are submitted for the general information of the shareholders of Mutual Beacon Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

The shares of Mutual Beacon Fund are offered at the net asset value per share. There are no underwriting discounts or commissions and the Fund receives the full amount of the proceeds paid by the subscribers.

                         MUTUAL
                         BEACON
                         FUND


                                     [LOGO}


                                     ANNUAL
                                     REPORT

                                December 31, 1995

                                     [LOGO]

                               Mutual Beacon Fund
                               Yearly Performance

                                  Total Return*

1985** ................................................................   25.25%
1986   ................................................................   15.47%
1987   ................................................................   12.84%
1988   ................................................................   28.79%
1989   ................................................................   17.46%
1990   ................................................................   -8.17%
1991   ................................................................   17.60%
1992   ................................................................   22.92%
1993   ................................................................   22.93%
1994   ................................................................    5.61%
1995   ................................................................   25.89%
--------------------------------------------------------------------------------

   Comparison of Changes in Value of $10,000 Investment in Mutual Beacon Fund
           The S&P 500 and The Lipper Growth and Income Funds Average

   [The following table was represented by a graph in the printed materia l.]

                                                  Lipper Growth
     Mutual Beacon               S&P 500     & Income Funds Average
     -------------               -------     ----------------------
'85     10000                     10000              10000
'86     11547                     11867              11636
'87     13030                     12490              11858
'88     16761                     14565              13752
'89     19711                     19180              17013
'90     18100                     18584              16279
'91     21286                     24246              21026
'92     26165                     26094              22896
'93     32164                     28724              25561
'94     33969                     29103              25320
'95     42763                     40040              33288


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------
                    1 Year        5 Year         10 Year
--------------------------------------------------------------------------------
                    25.89%        18.76%         15.64%
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
     Portfolio manager Michael F. Price has been responsible for the day-to-day management of the Fund for more than five years.

* Total Return and Average Annual Total Return includes changes in share price and reinvestment of dividends and capital gain distributions.

**   Performance  from January  9-December  31, 1985.  Prior to January 9, 1985,
     Beacon was advised by an investment adviser unaffiliated with Heine Securities Corporation.

     The Fund's total return is a historical measure of past performance and is not intended to indicate future performance. Investment return and principal value will fluctuate; therefore the Fund's shares may become worth more or less than their original cost.

--------------------------------------------------------------------------------

                             MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078

                                                               February 20, 1996

TO THE SHAREHOLDERS OF
MUTUAL BEACON FUND:

     Mutual Beacon's performance in 1995 was in absolute terms the second best since Heine Securities became investment adviser to the Fund eleven years ago. The Fund appreciated 25.9% over the year with cash balances averaging about 21% of assets. Given the extraordinary gains in broader market indices such as the S&P 500, our relative performance certainly lagged, but that is not unexpected in this kind of a market. Our mix of "cheap stocks" trading at substantial discounts to their net asset value, securities of companies involved in corporate mergers, acquisitions and spinoffs, as well as distressed/bankruptcy investments is less linked to the market movements generally than to the specifics of each particular investment. As we do not profess to predict market movements, we will not sacrifice capital preservation in the hope for highly speculative capital appreciation. The portfolio is designed for bad markets as well as good, and we will clearly sacrifice some upside potential in exchange for downside protection.

     One of the highlights for us in 1995 was the investment in Chase Manhattan Bank. Early in the year our senior banking analyst Ray Garea identified Chase as a substantially undervalued stock at $35 per share with component parts and "hidden assets" worth twice the stock price. At the same time several other financial institutions were demonstrating the viability of monetizing these kinds of assets through either sales or spinoffs in a tax efficient manner. With firm conviction in the values and of a way for Chase to achieve them, the Fund accumulated its largest dollar position ever in a single stock and expressed its views to management over the course of several months. Although Chase ultimately chose a somewhat different course than we originally expected in its effort to enhance shareholder values, i.e. through a merger with Chemical Bank, we have been fully supportive of this approach and very much like the prospects for the combined Chase-Chemical entity.

     Although the Fund has received considerable media attention from the Chase investment, it is important to distinguish between the elements of this investment that are typical for Mutual and those that are quite atypical. As a cheap stock trading at a large discount to its intrinsic value, Chase was a "bread and butter" investment for the Fund. What was unusual was the public persona of this investment and the incorrect perception that the Fund may have had some interest in taking control of Chase. The vast majority of our work is completely out of the public eye, and we know that we are investors, not managers or control players. We have positive, productive relationships with virtually all managements of companies in which we invest, and we believe that these managements respect and appreciate our involvement.

     A more typical example of Mutual's approach involves US West, a regional Bell operating company with extensive cable and cellular interests. In 1994, senior analyst Larry Sondike, who follows telecommunications companies for us, concluded that the stock market was largely ignoring the high growth, low current earning cable and cellular businesses. Over a two year period Mutual accumulated a very significant position in the stock, in the expectation that over time the market would give due credit to all the parts of US West. We also expressed our views to management concerning our perception of the values and various ways to highlight them. In November of 1995, the company announced that it would distribute to shareholders a separate share of the cable and cellular interests in an entity now called US West, Inc.-Media Group. The sum of the two pieces of US West provided close to a 60% return to the company's shareholders last year. We continue to like US West Media Group and believe the stock has significant upside from its current trading price of $21 per share.

     The growth in our trading and research personnel has provided a full pipeline of ideas that permits us to manage an increasing pool of assets with the same discipline and investment philosophy that we have always utilized. One of our senior analysts, Robert Friedman, recently moved to London, reflecting our increased focus on Europe. Rob's work is complemented by several analysts and traders based here who also spend most of their time on overseas investments. Bull markets do not make it easier for us to find good ideas, but our research and trading capabilities have never been better.

     Additionally, we have significantly increased our shareholder service personnel as well as the physical space and computer capabilities of our office facility. We believe that these changes will enable us to serve you better.

                                    Sincerely,




                                           MICHAEL F. PRICE, President

                               MUTUAL BEACON FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995


                                                    Number            Value
                                                  of Shares         (Note A)
                                                  ---------         --------

COMMON STOCK & OTHER EQUITY INTERESTS (67.74%)
  Aerospace (2.72%)
   (A)*   Hexcel Corp. .......................       980,601     $    9,928,585
      *   Litton Industries, Inc. ............       372,500         16,576,250
          Lockheed Martin Corp. ..............       299,900         23,692,100
          Loral Corp. ........................       372,500         13,177,187
          McDonnell Douglas Corp. ............       298,000         27,416,000
          Teledyne Inc. ......................       251,700          6,449,812
                                                                 --------------
                                                                     97,239,934
                                                                 --------------

  Banking (7.37%)
          Banco Central Hispano-
            Americano, SA ....................       504,982         10,207,105
          Bay View Capital Corp. .............       128,000          3,648,000
      *   Brooklyn Bancorp, Inc. .............       238,000          9,698,500
          Center Financial Corp. .............       273,925          4,793,688
          Chase Manhattan Corp. ..............     2,926,300        177,406,938
          Chemical Banking Corp. .............       250,000         14,687,500
      *   Dime Bancorp Inc. ..................       732,800          8,518,800
          Downey Financial Corp. .............       251,265          5,496,422
      *   Espirito Santo Financial Holding SA        383,900          4,558,812
          First Interstate Bancorp ...........        68,900          9,404,850
          Metrobank ..........................        25,600            800,000
          Princeton National Bancorp, Inc. ...       120,000          2,070,000
          Rochester Community Savings Bank ...       363,700          8,637,875
          Wells Fargo & Company ..............        15,700          3,391,200
                                                                 --------------
                                                                    263,319,690
                                                                 --------------

  Communications (2.98%)
      *   Associated Group Inc., Class A .....        86,375          1,630,328
      *   Associated Group Inc., Class B .....        86,375          1,641,125
      *   Globalstar Telecommunications Ltd. .       272,500         10,082,500
          Sprint Corp. .......................     1,535,300         61,220,087
          Telephone & Data Systems, Inc. .....       810,400         32,010,800
                                                                 --------------
                                                                    106,584,840
                                                                 --------------

  Computer & Electronic Equipment (0.19%)
          Advanced Micro Devices, Inc. .......       344,300          5,680,950
      *   NexGen, Inc. .......................        88,300          1,125,825
      *   Unitrode Corp., Warrants ...........         8,148             30,555
                                                                 --------------
                                                                      6,837,330
                                                                 --------------

  Conglomerates (5.64%)
          Alexander & Baldwin, Inc. ..........       154,800          3,560,400
      *   Berkshire Hathaway Inc. ............           305          9,790,500
          Forvaltnings AB Ratos, B Shares ....     1,538,100         25,539,084
      *   Griffon Corp. ......................       440,000          3,960,000
          Harcourt General Inc. ..............       100,900          4,225,187
          Incentive AB, A Shares .............       340,694         14,846,393
          Incentive AB, B Shares .............       344,800         15,025,320
          Investor AB, A Shares ..............       576,800         18,981,382
          Investor AB, B Shares ..............       961,100         31,627,958
          Kinnevik AB, A Shares ..............        40,000          1,238,185
          Kinnevik AB, B Shares ..............       337,100         10,510,789
          Philips Electronics NV .............       675,700         24,372,264
          Philips Electronics NV, ADR ........       735,700         26,393,238
          Semi-Tech (Global) Ltd. ............     7,108,358         11,445,077
                                                                 --------------
                                                                    201,515,777
                                                                 --------------

  Construction (0.46%)
          Lone Star Industries, Inc. .........       104,768          2,619,200
      *   Manville Corp. .....................       549,000          7,205,625
      *   Manville Corp., Warrants ...........        99,417            385,241
          Puerto Rican Cement Co., Inc. ......        85,000          2,815,625
      *   USG Corporation ....................       116,800          3,504,000
                                                                 --------------
                                                                     16,529,691
                                                                 --------------

  Consumer Products & Services (7.26%)
          BIC SA .............................       192,900         19,578,967
          CarnaudMetalbox ....................       326,950         14,926,485
          Corning Inc. .......................       811,100         25,955,200
          Dial Corp. .........................       870,200         25,779,675
      *   KinderCare Learning Centers, Inc. ..        52,078            657,485
          Pacific Dunlop Ltd. ................    13,762,448         32,199,484
          Premark International, Inc. ........       295,800         14,974,875
          RJR Nabisco Holdings Corp. .........     3,149,585         97,243,437
      *   Ranger Industries, Inc. ............         5,059                588
          Rothmans Inc. ......................        57,000          4,762,708
   (R)*   Sunbeam Corp. ......................     1,480,670         19,193,185
      *   U.S. Industries, Inc. ..............       218,200          4,009,425
                                                                 --------------
                                                                    259,281,514
                                                                 --------------

  Entertainment & Media (4.14%)
          BHC Communications Inc. ............        44,098          4,167,261
      *   Cablevision Systems Corp. ..........       108,000          5,859,000
          Capital Cities Co./ABC, Inc. .......         8,400          1,036,350
      *   Chris Craft Industries, Inc. .......       170,654          7,380,785
          Citicasters Inc. ...................       532,575         12,582,084

                                                    Number            Value
                                                  of Shares         (Note A)
                                                  ---------         --------
          Comcast Corp., Class A .............        55,000     $      969,375
          Comcast Corp., Class A,
          Special Non-Voting .................       211,400          3,844,838
      *   ITT Corp. ..........................        57,400          3,042,200
      *   Tele-Communications, Inc.,
            Class A - TCI Group ..............       603,000         11,984,625
          Todd A.O. Corp., Class A ...........       116,828            905,417
      *   US West, Inc. - Media Group ........     4,895,300         93,010,700
      *   United Television, Inc. ............        33,000          2,978,250
                                                                 --------------
                                                                    147,760,885
                                                                 --------------

  Financial Services (4.65%)
          Bear Stearns Companies, Inc. .......       316,950          6,299,382
          Capital One Financial Corp. ........       678,000         16,187,250
          Dean Witter, Discover & Co. ........       614,000         28,858,000
          Finova Group Inc. ..................       698,000         33,678,500
          First USA Inc. .....................       160,700          7,131,062
          Fund American Enterprise
            Holdings, Inc. ...................       265,111         19,750,770
          Lehman Brothers Holdings Inc. ......       531,300         11,290,125
          Liberty Financial Companies Inc. ...       149,844          4,532,781
          Salomon Inc. .......................       250,000          8,875,000
          United Asset Management Corp. ......       772,500         29,644,687
                                                                 --------------
                                                                    166,247,557
                                                                 --------------

  Food & Beverages (3.57%)
          Brown-Forman Corp., Class A ........        24,700            923,162
          Brown-Forman Corp., Class B ........       192,700          7,033,550
          Cultor Oy, Series 1 ................       547,900         22,608,835
          Dole Food Co., Inc. ................       130,000          4,550,000
          Farmer Brothers Co. ................        17,586          2,400,489
      *   FoodBrands America Inc. ............       142,236          1,706,832
          Heineken Holding NV ................        57,218          9,358,417
          Hormel Foods Corp. .................       281,000          6,919,625
          Lindt & Spruengli AG,
            Participation Certificate ........         3,977          5,789,740
          Lindt & Spruengli AG, Registered ...           137          2,291,248
          Nestle SA, Registered ..............         2,619          2,895,879
          Nutricia Verenigde Bedrijven NV ....       230,300         18,590,137
          Seaboard Corp. .....................         4,350          1,169,606
          Seagram Company Ltd. ...............       256,600          8,884,775
          Societe Sucriere de Pithiviers SA ..        11,670          5,744,023
          Van Melle NV .......................       232,566         15,909,366
          Weetabix PLC, Class A ..............       262,105         10,974,764
                                                                 --------------
                                                                    127,750,448
                                                                 --------------

  Healthcare (6.96%)
      *   Beverly Enterprises, Inc. ..........       537,800          5,714,125
          Cordis Corp. .......................        85,500          8,592,750
      *   FHP International Corp. ............     1,222,000         34,827,000
          Getinge Industrier AB, B Shares ....       825,590         37,527,382
      *   Health Systems International, Inc. .       379,000         12,175,375
      *   Humana, Inc. .......................       899,700         24,629,288
   (R)*   Kendall International, Inc.,
            Residual Ownership Certificates ..            49                758
      *   Laboratory Corp. of America ........       900,976          8,446,650
      *   Laboratory Corp. of America,
            Warrants .........................       177,387            121,954
          Mallinckrodt Group Inc. ............       411,600         14,971,950
      *   Mid Atlantic Medical Services, Inc.        864,100         20,954,425
   (A)*   New Dimensions In Medicine, Inc. ...       862,595          3,126,907
      *   Perrigo Co. ........................       655,600          7,785,250
          Pharmacia & Upjohn Inc. ............       128,900          4,994,875
      *   Physician Corp. of America .........       984,200         16,731,400
      *   Tenet HealthCare Corp. .............     2,192,500         45,494,375
      *   Wellpoint Health Networks Inc. .....        80,900          2,598,912
                                                                 --------------
                                                                    248,693,376
                                                                 --------------

  Industrial (4.31%)
          Bayer AG ...........................        50,400         13,351,794
          Briggs & Stratton Corp. ............       435,200         18,876,800
          Bucher Holding AG, Bearer ..........        13,433          7,682,652
          CBI Industries, Inc. ...............       344,200         11,315,575
      *   Crown Cork & Seal Inc. .............       163,600          6,830,300
          Greif Brothers Corp. ...............        28,800            774,000
          Hayes Wheels International Inc. ....       802,900         20,574,313
          ITT Industries Inc. ................       244,800          5,875,200
   (R)*   Lancer Industries, Inc., Class B ...             1              5,130
          SGS Societe Generale de
            Surveillance Holding SA, Class B .        12,691         25,184,047
          Smith Investment Co. ...............         7,254            464,256
          Volvo AB, B Shares .................     2,096,900         42,852,394
          Vulcan International Corp. .........        12,584            273,702
                                                                 --------------
                                                                    154,060,163
                                                                 --------------

  Insurance (4.10%)
      *   Alleghany Corp. ....................        40,365          7,992,270
          Allmerica Property & Casualty
            Companies, Inc. ..................       415,400         11,215,800
          Allstate Corp. .....................       272,752         11,216,926
          Argonaut Group, Inc. ...............        44,000          1,430,000
          Chubb Corp. ........................        12,000          1,161,000
          Enhance Financial Services
            Group, Inc. ......................       306,000          8,147,250

                                                    Number            Value
                                                  of Shares         (Note A)
                                                  ---------         --------
          Financial Security Assurance
            Holdings Ltd. ....................       200,200     $    4,979,975
          Home Beneficial Corp., Class B .....       303,600          7,286,400
      *   ITT Hartford Group Inc. ............       297,800         14,406,075
          Internationale Nederlanden
            Groep NV .........................        79,474          5,298,267
          Kansas City Life Insurance Co. .....        17,750            931,875
          MBIA Inc. ..........................        41,500          3,112,500
          Mid Ocean Ltd. .....................       193,800          7,194,825
   (A)*   National Security Group, Inc. ......       174,977          2,296,573
          Old Republic International Corp. ...       496,010         17,608,355
      *   Provident Companies Inc. ...........       179,500          6,080,562
          Providian Corp. ....................       328,300         13,378,225
          Reliable Life Insurance Company,
            Class A ..........................        16,684            967,672
          Selective Insurance Group, Inc. ....        52,450          1,861,975
          Torchmark Corp. ....................       300,700         13,606,675
      *   20th Century Industries ............       155,200          3,084,600
          Unitrin, Inc. ......................        69,800          3,350,400
                                                                 --------------
                                                                    146,608,200
                                                                 --------------

  Metals (0.35%)
      *   Algoma Steel Corp., Ltd. ...........       649,670          2,440,399
      *   Algoma Steel Corp., Ltd., Units ....       952,483          5,005,536
          ASARCO Inc. ........................        73,000          2,336,000
      *   Bayou Steel Corp. ..................        15,700             60,838
          Central Steel & Wire Co. ...........           659            373,653
          Cyprus Amax Minerals Co. ...........        76,000          1,985,500
          Oregon Steel Mills, Inc. ...........        11,900            166,600
                                                                 --------------
                                                                     12,368,526
                                                                 --------------

Natural Resources (1.79%)
          Apco Argentina Inc. ................        81,179          1,339,454
      *   Crown Central Petroleum Corp.,
            Class A ..........................        43,300            638,675
      *   Crown Central Petroleum Corp.,
            Class B ..........................        98,400          1,439,100
          Dual Invest AS, Class B ............       725,200          5,258,054
      *   Energy Ventures, Inc. ..............       342,300          8,643,075
          Fina, Inc. .........................        42,600          2,151,300
   (A)*   GulfMark International, Inc. .......       273,037          6,757,666
          Helikopter Service A/S .............       272,100          3,323,837
          Imperial Oil Ltd. ..................       606,100         21,895,362
      *   Mosvold Shipping Ltd. ..............       682,700            516,512
          Royal Dutch Petroleum Co. ..........        31,200          4,403,100
          Union Texas Petroleum
            Holdings, Inc. ...................       396,300          7,678,313
                                                                 --------------
                                                                     64,044,448
                                                                 --------------

  Printing & Publishing (2.91%)
          Daily Mail & General Trust PLC,
            Class A ..........................       371,200          6,648,843
          Daily Mail & General Trust PLC,
            Ordinary .........................        19,000            384,521
          De Telegraaf Holding NV ............       156,625         22,013,215
          Dow Jones & Co., Inc. ..............       207,800          8,286,025
          Gannett Inc. .......................       120,100          7,371,137
          Houghton Mifflin Co. ...............       219,700          9,447,100
          Mirror Group PLC ...................    10,155,000         27,402,191
          Shaw Brothers Ltd. .................     8,516,300          9,361,597
          Wallace Computer Services, Inc. ....       238,500         13,028,063
                                                                 --------------
                                                                    103,942,692
                                                                 --------------

  Real Estate (3.41%)
      *   Al-Zar Ltd. ........................            12              4,200
          Alico Inc. .........................        33,900            889,875
      *   Cadillac Fairview Corp. ............     1,023,500         11,065,072
      *   Cadillac Fairview Corp., Warrants ..       112,599            309,485
      *   Castle & Cooke Inc. ................        43,333            725,828
      *   E & J Properties Ltd., Units .......        15,000             27,187
          Gould Investors L.P. ...............        14,600            452,600
(A)(R)*   MB Metropolis, L.L.C ...............     6,651,920          8,215,121
(A)(R)*   MSCW Investors III, L.L.C ..........    28,372,000         43,999,326
   (A)*   Resurgence Properties Inc. .........       591,900          4,528,035
(A)(R)*   Resurgence Properties Inc. .........       900,000          6,885,000
          St. Joe Paper Co. ..................       100,000          5,500,000
(A)(R)*   Value Property Trust ...............     3,880,280         39,166,770
                                                                 --------------
                                                                    121,768,499
                                                                 --------------

  Retail (3.70%)
          American Stores Co. ................       612,000         16,371,000
          CML Group, Inc. ....................     2,333,100         11,957,138
   (A)*   Caldor Corp. .......................       903,300          2,935,725
          Delchamps, Inc. ....................        66,700          1,359,013
      *   Hills Stores Co. ...................       227,260          2,244,192
      *   Isosceles PLC, Ordinary ............       255,680              3,965
          Melville Corp. .....................       477,000         14,667,750
          Morrison Restaurants Inc. ..........       780,300         10,924,200
      *   Revco D.S., Inc. ...................       100,000          2,825,000
          Sears PLC ..........................    18,577,000         29,961,602
          Sears, Roebuck & Co. ...............       549,544         21,432,216
      *   Service Merchandise Co., Inc. ......     2,180,600         10,903,000

                                                   Number
                                                  of Shares
                                                or Principal          Value
                                                   Amount           (Note A)
                                                ------------        --------
          Venture Stores, Inc. ...............       791,500     $    2,671,312
      *   The Vons Companies, Inc. ...........       136,600          3,858,950
                                                                 --------------
                                                                    132,115,063
                                                                 --------------

  Transportation (1.23%)
          Arkansas Best Corp. ................       304,500          2,397,938
      *   Canadian National Railway Co. ......       130,000          1,950,000
          Florida East Coast Industries, Inc.         73,300          5,002,725
      *   Old Dominion Freight Line, Inc. ....       200,000          1,600,000
      *   Southern Pacific Rail Corp. ........       861,770         20,682,480
          XTRA Corp. .........................       288,900         12,278,250
                                                                 --------------
                                                                     43,911,393
                                                                 --------------
          TOTAL COMMON STOCK &
            OTHER EQUITY INTERESTS ...........                    2,420,580,026
                                                                 --------------
  PREFERRED STOCK (2.19%)
      *   Columbia Gas System, Inc.,
          Dividend Enhanced Conv. Stock ......       206,111          8,295,968
      *   Columbia Gas System, Inc., Pfd. ....       336,541          8,287,322
      *   FHP International Corp., Series
            A Conv. Pfd. .....................       195,000          5,191,875
      *   Gentra Inc., Priority Pfd. A .......        82,528          1,315,633
      *   Gentra Inc., Pfd. G ................        79,000            817,880
      *   Hills Stores Co., Pfd. .............        48,309            452,897
   (R)*   Interlake Corp., 9.00%,
            Series A3 Conv. Pfd. .............           400            220,880
      *   Isosceles PLC, Series A
            Preference Shares ................       512,915              7,954
   (R)*   Lancer Industries, Inc.,
            Series C Pfd. ....................        20,513          1,846,170
          Manville Corp., Cum. Pfd. B ........        58,674          1,474,184
          RJR Nabisco Holdings Corp.,
            Class C Pfd. .....................     2,689,000         17,142,375
          Ransomes PLC, (pound)8.25 Conv. Pfd.    16,195,000         24,236,192
          Teledyne Inc., Series E Pfd. .......        23,403            336,418
          Wang Laboratories, Inc.,
            11.00%, Pfd. .....................       365,120          8,671,600
                                                                 --------------
                                                                     78,297,348
                                                                 --------------
                                                  Principal
                                                   Amount
                                                ------------
  CORPORATE BONDS AND NOTES (2.40%)
          Cadillac Fairview Corp.,
            12.00%, 7/31/05 .............. CAD       133,139             91,241
          Confederation Life Insurance U.K ...
          Holdings, 8.50%, 12/31/03  GBP .....     2,250,000          3,454,410
          Continental Airlines Inc.,
            Lease Claim ......................   $ 3,828,400          3,246,483
     *    Gentra Inc., 7.50%, 12/31/01 CAD ...     4,734,850          3,782,744
          Home Holdings Inc.,
            7.75%, 12/15/98 ..................     3,300,000          2,970,000
          Home Holdings Inc.,
            8.625%, 12/15/03 .................     5,250,000          4,068,750
          Kinnevik AB, 10.50%, 7/21/97 SEK ...   103,389,298         28,741,259
          Manville Corp., 9.00%, 12/31/03 ....        92,115             92,115
          Value Property Trust,
            11.125%, 9/29/02 .................    39,196,000         39,196,000
                                                                 --------------
                                                                     85,643,002
                                                                 --------------

  BONDS AND NOTES IN REORGANIZATION (2.90%)
      *   Adams County CO, Industrial Dev. ...
          Auth., 9.00%, 11/01/96 .............     1,775,000            181,937
      *   Ames Department Stores, Inc.,
            Trade Claims .....................     2,581,653             25,816
      *   Barings BV, 0%, 1/22/01 ............     8,420,000            842,000
      *   Barings BV, 0%, 3/12/01 ............     8,249,000          7,630,325
      *   Beatrice Foods Inc.,
            12.00%, 12/01/01 .................         5,000              1,500
      *   Caldor Corp., Trade Claim ..........     8,412,894          5,047,736
      *   Dow Corning Corp.,
            Bank Debt ........................     2,850,000          2,337,000
      *   Dow Corning Corp.,
            8.15%, 10/15/29 ..................     7,050,000          5,869,125
      *   Dow Corning Corp.,
            9.30%, 1/27/98 ...................     1,835,000          1,573,513
      *   Dow Corning Corp.,
            9.375%, 2/01/08 ..................       790,000            683,350
      *   Dow Corning Corp., Swap ............     5,833,333          4,725,000
          El Paso Electric Company,
            Bank Claim .......................     1,100,000          1,166,000
          El Paso Electric Company,
            4.625%, 2/01/92 ..................     1,970,000          2,034,025
          El Paso Electric Company,
            6.75%, 5/01/98 ...................     1,500,000          1,560,000
          El Paso Electric Company,
            9.00%, 11/01/04 ..................       970,000          1,033,050

                                                  Principal           Value
                                                   Amount           (Note A)
                                                ------------        --------
          El Paso Electric Company,
            11.10%, 12/15/01 .................   $15,750,000     $   16,852,500
          El Paso Electric Company,
            11.58%, 12/01/97 .................     2,000,000          2,160,000
          El Paso Electric Company,
            12.02%, 12/15/99 .................     5,250,000          5,663,437
          El Paso Electric Company,
            12.63%, 12/01/05 .................    22,500,000         24,525,000
          El Paso Electric Company,
            13.25%, 5/01/94 ..................     1,140,000          1,265,400
          El Paso Funding Corp.,
            10.375%, 1/02/11 .................     1,250,000            850,000
      *   El Paso TX Housing Finance Corp.,
            8.88%, 10/15/96 ..................    27,574,000          2,619,530
      *   Eli Jacobs, Bank Claim .............    25,305,909            126,530
      *   Isosceles PLC,
            0%/7.00%, 7/05/03 ............ GBP     2,012,576             31,211
      *   Isosceles PLC, Facility A
            Term Loan, 1998 .............. GBP       137,621            122,718
      *   Isosceles PLC, Facility B
            Term Loan, 2001 .............. GBP       612,980            546,601
      *   Louisiana Agriculture Finance
            Authority, 8.25%, 10/01/96 .......       950,000             92,625
      *   Louisiana Housing Finance
            Authority, 8.61%, 8/01/96 ........       987,000             96,232
      *   Maxicare Health Plans, Inc.,
            Bank Note ........................        68,320             26,508
      *   Maxwell Communication Corp.
            PLC, 5.00%, 6/16/95 .......... CHF       694,575             64,703
      *   Maxwell Communication Corp.
            PLC, 6.00%, 6/15/93 .......... DEM       206,000             12,535
      *   Maxwell Communication Corp.
            PLC, 8.375%, 9/01/93 ......... ECU       520,000             58,138
      *   Memphis TN Health Facilities,
            8.68%, 9/15/96 ...................     8,800,000            858,000
      *   Metallurg Inc., Bank Claim .........     6,995,482          4,407,154
      *   Metallurg Inc., Bank Claim #2 ......     2,389,204          1,128,899
      *   Metallurg Inc., Trade Claim ........       665,812            119,846
      *   Nebraska Investment Finance
            Auth., 8.34%, 11/01/93 ...........     4,660,000            454,350
      *   Somerfield Holdings Ltd., Facility A
            Term Loan, 2000 .............. GBP     1,340,894          1,798,733
      *   Somerfield Holdings Ltd., Facility B
            Revolving Credit, 1998 ....... GBP       574,669            770,885

                                                   Number
                                                  of Shares
                                                or Principal
                                                   Amount
                                                ------------
      *   Southeast Texas Housing Finance
            Authority, 8.60% 9/01/96 .........   $ 1,500,000            142,500
          Tiphook Finance Corp.,
            8.00%, 3/15/00 ...................     4,950,000          3,663,000
          Tiphook Finance Corp.,
            Lease Claim .................. GBP       357,492            457,379
                                                                 --------------
                                                                    103,624,791
                                                                 --------------

  COMPANIES IN LIQUIDATION (0.07%)
      *   Aerospace Creditors
            Liquidating Trust, Certificates of
            Beneficial Interest ..............        43,902            150,913
      *   Americana Hotels & Realty Corp. ....        71,300            231,725
      *   City Investing Co.,
            Liquidating Trust ................       250,187            234,550
      *   MBO Properties Inc. ................       159,135            397,837
      *   MEI Diversified Inc., Certificates of
            Beneficial Interest ..............    13,957,852          1,256,207
      *   MCorp Financial Trust,
            Claim Units ......................        13,334            184,363
      *   MCorp Trust, Claim Units ...........        13,327             38,884
   (A)*   Management Assistance, Inc.,
            Liquidating Trust ................       431,100            175,156
      *   San Juan Racing Association, Inc. ..        18,800             10,152
                                                                 --------------
                                                                      2,679,787
                                                                 --------------

  UNITED STATES GOVERNMENT AND
    GOVERNMENT AGENCY OBLIGATIONS (23.55%)
          U.S. Government Agency Obligations (0.55%)
            Federal National Mortgage Association,
            Floating Rate, 2/16/96 ...........   $15,000,000         14,994,000
          Tennessee Valley Authority,
            6.000%, 1/15/97 ..................     4,500,000          4,527,320
                                                                 --------------
                                                                     19,521,320
                                                                 --------------

  U.S. Treasury Notes (4.29%)
          5.125%,  3/31/96 ...................    20,000,000         20,000,000
          6.125%,  7/31/96 ...................    19,300,000         19,402,502
          4.375%,  8/15/96 ...................    26,400,000         26,268,000
          6.250%,  8/31/96 ...................    26,000,000         26,170,586
          6.875%, 10/31/96 ...................    35,500,000         35,976,978
          7.250%, 11/30/96 ...................    25,000,000         25,445,300
                                                                 --------------
                                                                    153,263,366
                                                                 --------------

                                                  Principal          Value
                                                   Amount           (Note A)
                                                ------------        --------
U.S. Government Agency Discount Notes (18.24%)
     Federal Home Loan Bank System,

          5.600%,  1/02/96 ...................   $10,100,000        $10,098,429
          6.000%,  1/05/96 ...................     1,300,000          1,299,133
          5.600%,  1/08/96 ...................     9,500,000          9,489,656
          5.910%,  1/17/96 ...................     2,900,000          2,892,383
          5.540%,  2/22/96 ...................     1,800,000          1,785,596
          5.420%,  2/29/96 ...................     3,500,000          3,468,910
          5.420%,  4/18/96 ...................    14,300,000         14,071,772
          5.990%,  4/19/96 ...................     2,700,000          2,656,020
          5.850%,  4/29/96 ...................     5,700,000          5,596,368
          5.330%,  6/06/96 ...................     3,300,000          3,223,724
     Federal Home Loan Mortgage Corp.,
          5.550%,  2/02/96 ...................    15,800,000         15,722,053
          5.530%,  2/15/96 ...................       600,000            595,852
          5.570%,  4/01/96 ...................     8,200,000          8,089,103
          5.580%,  5/01/96 ...................    11,500,000         11,291,275
          5.725%,  7/25/96 ...................    12,500,000         12,499,725
          5.730%,  7/25/96 ...................    12,500,000         12,500,450
          6.140%,  8/01/97 ...................    10,000,000          9,994,600
     Federal National Mortgage Association,
          5.500%,  1/09/96 ...................     1,600,000          1,598,044
          5.600%,  1/16/96 ...................     8,800,000          8,779,467
          5.600%,  1/18/96 ...................    15,700,000         15,658,482
          5.500%,  2/02/96 ...................     3,600,000          3,582,400
          5.520%,  2/12/96 ...................    16,400,000         16,294,384
          5.530%,  2/13/96 ...................    15,000,000         14,900,921
          6.860%,  2/28/96 ...................    10,000,000         10,031,250
          5.490%,  3/04/96 ...................    25,100,000         24,865,014
          5.440%,  3/08/96 ...................     6,700,000          6,631,044
          5.470%,  3/11/96 ...................     6,100,000          6,034,407
          5.440%,  3/13/96 ...................     2,100,000          2,076,774
          5.420%,  3/20/96 ...................     3,400,000          3,358,741
          5.520%,  3/28/96 ...................     3,500,000          3,454,748
          5.460%,  4/03/96 ...................     8,600,000          8,477,811
          5.350%,  4/04/96 ...................    23,100,000         22,775,491
          5.410%,  4/04/96 ...................     9,600,000          9,465,139
          5.420%,  4/05/96 ...................     9,600,000          9,465,485
          5.420%,  4/09/96 ...................     5,500,000          5,416,813
          5.740%,  5/02/96 ...................     7,400,000          7,264,580
          5.310%,  5/07/96 ...................     9,400,000          9,220,930
          5.400%,  5/09/96 ...................     5,400,000          5,295,510
          5.370%,  5/13/96 ...................    22,900,000         22,443,145
          5.530%,  5/13/96 ...................     1,400,000          1,372,070
          5.580%,  5/13/96 ...................     4,200,000          4,116,210
          5.610%,  5/17/96 ...................     9,100,000          8,912,995
          5.575%,  5/24/96 ...................     8,800,000          8,609,920

                                                   Number
                                                  of Shares
                                                or Principal
                                                   Amount
                                                ------------
          5.320%,  6/03/96 ...................  $ 22,400,000         21,882,560
          5.280%,  6/04/96 ...................     4,700,000          4,592,751
          5.830%,  6/06/96 ...................    34,300,000         34,383,212
          5.260%,  6/14/96 ...................    27,400,000         26,734,399
          5.570%,  6/17/96 ...................    13,900,000         13,556,211
          5.570%,  7/15/96 ...................    10,000,000          9,713,080
          5.290%,  7/26/96 ...................     6,400,000          6,209,011
          5.240%,  8/05/96 ...................     3,600,000          3,485,642
          5.580%,  8/09/96 ...................     4,600,000          4,451,181
          5.160%,  8/15/96 ...................     2,000,000          1,933,540
          5.500%,  8/15/96 ...................     3,800,000          3,673,726
          5.220%,  9/03/96 ...................     9,200,000          8,870,576
          5.760%,  9/03/96 ...................     4,100,000          4,111,531
          5.210%,  9/04/96 ...................     2,100,000          2,024,501
          5.170%,  9/05/96 ...................    24,000,000         23,133,648
          5.160%,  9/19/96 ...................     1,200,000          1,153,714
          5.180%, 10/15/96 ...................    16,000,000         15,321,600
          5.190%, 10/21/96 ...................    11,600,000         11,097,917
          5.110%, 11/15/96 ...................    50,000,000         47,651,800
          5.410%, 12/06/96 ...................    15,000,000         15,009,382
          5.310%, 12/11/96 ...................    14,800,000         14,804,625
          6.141%,  7/29/97 ...................    12,500,000         12,516,650
                                                                 --------------
                                                                    651,688,081
                                                                 --------------

  U.S. Treasury Bills (0.47%)
          5.440%,  3/07/96 ...................     4,800,000          4,757,496
          5.340%,  4/04/96 ...................     5,900,000          5,823,896
          5.355%,  4/04/96 ...................     2,100,000          2,072,912
          5.340%,  8/22/96 ...................     4,500,000          4,353,457
                                                                 --------------
                                                                     17,007,761
                                                                 --------------
          TOTAL INVESTMENTS IN
            SECURITIES (98.85%) ..............                   $3,532,305,482
                                                                 ==============

  SECURITIES SOLD SHORT (0.58%)
      *   Comerica Inc. ......................        20,000     $      802,500
      *   Disney (Walt) Co. ..................         8,400            495,600
      *   First Bank System, Inc. ............        75,200          3,731,800
      *   Pacific Telesis Group ..............       127,600          4,290,550
      *   Paine Webber Group Inc. ............        40,000            800,000
      *   Rite Aid Corp. .....................        45,000          1,541,250
      *   Roadway Services Inc. ..............        51,200          2,502,400
      *   Union Pacific Resources Group Inc. .       236,200          5,993,575
      *   United States Cellular Corp. .......        13,000            438,750
                                                                 --------------
                                                                 $   20,596,425
                                                                 ==============

  OPTIONS WRITTEN (0.00%)
      *   First Bank System, Inc.,
            January/50/Put ...................            75     $        9,844
                                                                 ==============

*    Non-income producing securities.
(A)  Affiliated issuers.
(R)  Restricted Securities.

     The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

     See notes to financial statements.

Currency Type Abbreviations:

Principal amount is stated in United States dollars unless otherwise noted.

      AUD    --   Australian dollar
      GBP    --   British pound
      CAD    --   Canadian dollar
      NLG    --   Dutch guilder
      ECU    --   European currency unit
      FIM    --   Finnish markka
      FRF    --   French franc
      DEM    --   German Deutsche mark
      HKD    --   Hong Kong dollar
      NOK    --   Norwegian krone
      ESP    --   Spanish peseta
      SEK    --   Swedish krona
      CHF    --   Swiss franc

Distribution of investments by country:

As a percentage of total investments in securities

      United States .........................  77.8%
      Sweden ................................   6.4
      United Kingdom ........................   4.6
      Netherlands ...........................   3.6
      Canada ................................   1.8
      Switzerland ...........................   1.3
      France ................................   1.1
      Other (individually less than 1%) .....   3.4
                                              -----
      Total ................................. 100.0%
                                              =====

                               MUTUAL BEACON FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1995

                                                        ASSETS
Investments in Securities, at Value
     Unaffiliated Issuers (Cost $3,002,710,317) .................................   $3,404,290,618
     Controlled Affiliated Issuers (Cost $84,530,499) ...........................       91,381,217
     Non Controlled Affiliated Issuers (Cost $44,391,942) .......................       36,633,647     $3,532,305,482
                                                                                    --------------
Cash .............................................................................................            298,226
Receivables:
     Investment Securities Sold ..................................................................         64,047,108
     Capital Stock Subscribed ....................................................................         11,835,551
     Interest ....................................................................................          6,578,688
     Dividends ...................................................................................          6,079,338
Deposits with Brokers for Securities Sold Short ..................................................         18,342,309
                                                                                                       --------------
         TOTAL ASSETS ............................................................................      3,639,486,702
                                                                                                       --------------


                                                      LIABILITIES

Payables:
     Investment Securities Purchased .............................................................         23,928,098
     Net Payable for Foreign Currency Exchange Contracts .........................................         13,469,924
     Capital Stock Repurchased ...................................................................          2,889,451
     Investment Advisory Fee .....................................................................          1,737,301
     Accrued Expenses and Other Liabilities ......................................................          3,558,517
Securities Sold Short, at Value (Proceeds Receivable $20,999,768) ................................         20,596,425
Outstanding Options Written, at Value (Premium Received $9,431) ..................................              9,844
                                                                                                       --------------
         TOTAL LIABILITIES .......................................................................         66,189,560
                                                                                                       --------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK ...............................................     $3,573,297,142
                                                                                                       ==============
NUMBER OF SHARES OUTSTANDING
     (Authorized -- 200,000,000 Shares, $.001 Par Value) .........................................         99,411,071
                                                                                                       ==============
NET ASSET VALUE PER SHARE
     (Offering and Redemption Price Per Share) ...................................................     $        35.94
                                                                                                       ==============


                                               COMPOSITION OF NET ASSETS

Paid In Capital ..................................................................................     $3,073,700,426
Distributions in Excess of Net Investment Income .................................................         (7,873,167)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions ...................        119,814,140
Net Unrealized Appreciation of Investments, Securities Sold Short and Options Written ............        401,075,654
Net Unrealized Depreciation of Foreign Currency Exchange Contracts and Dividends .................        (13,419,911)
                                                                                                       --------------
         TOTAL NET ASSETS ........................................................................     $3,573,297,142
                                                                                                       ==============

See notes to financial statements.

                               MUTUAL BEACON FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1995


INVESTMENT INCOME:
Income:
     Interest ....................................................................     $57,535,506
     Dividends -- Unaffiliated Issuers
       (Net of Foreign Withholding - $2,446,921) .................................      46,689,633
     Dividends-- Non Controlled Affiliated Issuers ...............................         310,966
     Other Income ................................................................       2,351,802
                                                                                       -----------
TOTAL INCOME .....................................................................                       $106,887,907
Expenses:
     Investment Advisory Fee .....................................................      17,720,127
     Shareholder Servicing Costs .................................................       1,241,813
     Administrative ..............................................................         886,843
     Custodian Fees ..............................................................         515,786
     Registration and Filing Fees ................................................         479,060
     Shareholder Reports .........................................................         149,415
     Legal Fees ..................................................................         133,249
     Insurance ...................................................................          70,852
     Auditing Fees ...............................................................          67,433
     Directors' Fees and Expenses ................................................          47,558
     Miscellaneous ...............................................................          57,991
                                                                                       -----------
TOTAL EXPENSES ...................................................................                         21,370,127
                                                                                                         ------------
               NET INVESTMENT INCOME .............................................                         85,517,780
                                                                                                         ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net Realized Gain on Investments and Foreign Currency Transactions
       in Unaffiliated Issuers ...................................................                        278,836,892
     Net Realized Loss on Investments in Controlled Affiliated Issuers ...........                            (20,786)
     Net Realized Loss on Investments in Non Controlled Affiliates Issuers .......                        (13,852,936)
     Net Realized Gain on Securities Sold Short ..................................                          8,964,739
     Net Realized Gain on Options Written ........................................                            856,364
     Change in Unrealized Appreciation/(Depreciation) of Investments,
       Securities Sold Short, Options Written and Foreign Currency Transactions ..                        297,322,201
                                                                                                         ------------
               NET GAIN ON INVESTMENTS ...........................................                        572,106,474
                                                                                                         ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................................                       $657,624,254
                                                                                                         ============

See notes to financial statements.

                               MUTUAL BEACON FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended December 31,
                                                                             -------------------------------------
                                                                                   1995                  1994
                                                                             ---------------       ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net Investment Income ............................................      $    85,517,780       $    31,191,883
     Net Realized Gain on Investments and Foreign Currency Transactions          274,784,273           105,262,266
     Change in Unrealized Appreciation/(Depreciation) of Investments ..          297,322,201           (72,865,345)
                                                                             ---------------       ---------------
         NET INCREASE IN NET ASSETS
            FROM OPERATIONS ...........................................          657,624,254            63,588,804
                                                                             ---------------       ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income ............................................          (77,357,961)          (27,257,310)
     Net Realized Gain on Investments .................................         (200,919,879)          (83,100,954)
                                                                             ---------------       ---------------
         TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................         (278,277,840)         (110,358,264)
                                                                             ---------------       ---------------
CAPITAL STOCK TRANSACTIONS ............................................        1,133,497,944         1,044,929,293
                                                                             ---------------       ---------------
NET INCREASE IN NET ASSETS ............................................        1,512,844,358           998,159,833

NET ASSETS:
     Beginning of Year ................................................        2,060,452,784         1,062,292,951
                                                                             ---------------       ---------------
     End of Year -- Including Distributions in Excess of Net Investment
       Income of $7,873,167 and Undistributed Net Investment
       Income of $1,052,559, respectively .............................      $ 3,573,297,142       $ 2,060,452,784
                                                                             ===============       ===============

See notes to financial statements.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

     Mutual Beacon Fund is a portfolio of Mutual Series Fund Inc. (the "Series Fund"), which is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Series Fund currently consists of four portfolios: Mutual Beacon Fund, Mutual Shares Fund, Mutual Qualified Fund and Mutual Discovery Fund. Each of these portfolios is considered to be a separate entity for financial reporting and Federal income tax purposes. The financial statements and notes include operations with respect to Mutual Beacon Fund (the "Fund") only.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     Security Valuation: Investments in securities and securities sold short that are listed on an exchange or the NASDAQ national market or other securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; however, if there are no sales on that day, such securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by management under the direction of the Board of Directors. Fair value reflects what management believes is the bid price for the securities and is based on estimates and assumptions deemed relevant under the circumstances. Actual results could differ from these estimates. Temporary investments are valued at the prevailing market value.

     Restricted Securities: The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by management under the direction of the Board of Directors. It is the Fund's policy that no more than 15%, as determined at the time of investment, of the value of the Fund's assets be invested in restricted securities.

     Foreign Securities: The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are converted at the prevailing rate of exchange on the respective date of such transactions.

     Foreign Exchange Contracts: The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in foreign currencies against fluctuations in relative value. Foreign Exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Options Written: When the Fund writes an option, the premium received is recorded as a liability with subsequent daily adjustment to current market value. When the Fund enters into a closing transaction or the option expires or is exercised, the Fund realizes a gain or loss, and the liability is eliminated. All securities covering outstanding options are held in a segregated account by the custodian bank.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


     Securities Sold Short: The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

     The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a cash deposit with the broker having a value equal to a specified percentage of the value of the securities sold short.

     Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on the accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

     Dividends and Distributions to Shareholders: Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended December 31, 1995, permanent book and tax differences of $17,085,545, relating to foreign currency transactions, was reclassified from distributions in excess of net investment income to accumulated net realized gains on investments and foreign currency transactions. Net investment income, net realized gain, and net assets were not affected by this change.

     Federal Income Taxes: The Fund qualifies, and intends to continue to meet the requirements for qualification, as a regulated investment company, as defined in applicable sections of the Internal Revenue Code ("Code"). By complying with Code provisions, the Fund is relieved from Federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no Federal income tax provision has been provided.


NOTE B -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Heine Securities Corporation (the "Adviser") as its investment adviser under an investment advisory agreement (the "Agreement"). Certain individuals who are executive officers and a director of the Fund are also executive officers and a director of the Adviser.

     For the year ended December 31, 1995, the Adviser received fees of $17,720,127 for investment management and advisory services under the Agreement. The fee was paid monthly based on average daily net assets at the annual rate of six-tenths of one percent. Administrative personnel and services were provided at approximate cost by the Adviser.

     Clearwater Securities, Inc. ("Clearwater"), is a registered securities dealer which is owned by Michael F. Price. Since October 1, 1994, the Fund has executed certain security transactions with Clearwater. For the year ended December 31, 1995, the Fund paid brokerage commissions totalling $764,323 to Clearwater.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


     The Fund has expense offset arrangements with certain of its service providers. The impact of these arrangements on the Fund's total expenses reflected in the Statement of Operations, is less than .01% of the Fund's average daily net assets.


NOTE C -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from the sale of investment securities (excluding short-term investments) for the year ended December 31, 1995 aggregated $2,547,195,932 and $1,878,256,080, respectively.

     For Federal income tax purposes, the identified cost of investments at December 31, 1995 was $3,132,544,904. Net unrealized appreciation for all securities at December 31, 1995, based on Federal income tax cost, amounted to $399,760,578, consisting of aggregate gross unrealized appreciation of $486,561,174 and aggregate gross unrealized depreciation of $86,800,596.

     Transactions in options written during the year ended December 31, 1995 were as follows:

                                                      Principal
                                                      Amount or
                                                      Number of
                                                      Contracts       Premium
                                                      ---------     -----------
Options written .................................      368,176      $ 1,332,857
Options expired .................................     (132,166)        (358,296)
Options terminated in closing transactions ......     (131,435)        (706,156)
Options exercised ...............................     (104,500)        (258,974)
                                                      --------      -----------
Options outstanding at December 31, 1995 ........           75      $     9,431
                                                      ========      ===========


NOTE D -- RESTRICTED SECURITIES

     A summary of the restricted securities held at December 31, 1995 follows:

                                                                       Acquisition
Name of Issuer                                                             Date          Value
                                                                         --------     ------------
Common Stock & Other Equity Interests
   Kendall International, Inc., Residual Ownership Certificates .....     7/06/92     $        758
   Lancer Industries, Inc., Class B .................................     8/11/89            5,130
   MB Metropolis, L.L.C .............................................    12/07/94        8,215,121
   MSCW Investors III, L.L.C ........................................    12/27/95       43,999,326
   Resurgence Properties Inc. .......................................     4/05/95        6,885,000
   Sunbeam Corp. ....................................................     2/23/90       19,193,185
   Value Property Trust .............................................    12/13/93       39,166,770
Preferred Stock
   Interlake Corp., 9.00%, Series A3 Conv. Pfd. .....................     6/17/92          220,880
   Lancer Industries, Inc., Series C Pfd. ...........................     8/11/89        1,846,170
                                                                                      ------------
Total restricted securities: (Cost $97,737,105) (3.35% of Net Assets)                 $119,532,340
                                                                                      ============

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


NOTE E -- INVESTMENT IN AFFILIATES*

                                                                                                                            Dividend
                                                Balance of                       Gross       Balance of                      Income
                                                  Shares           Gross         Sales         Shares           Value        Jan. 1-
                                               Held Dec. 31,     Purchases        and       Held Dec. 31,     Dec. 31,      Dec. 31,
Name of Issuer:                                    1994        and Additions   Reductions       1995            1995          1995
---------------                                  ---------      ----------     ---------     ----------     -----------     --------
Controlled Affiliates**
MB Metropolis, L.L.C .....................       8,343,910            --       1,691,990      6,651,920     $ 8,215,121         --
MSCW Investors III, L.L.C ................               0      28,372,000          --       28,372,000      43,999,326         --
S-O Equities Holding Company .............             632            --             632              0         ***             --
S-O Equities Holding L.P. ................           2,500            --           2,500              0         ***             --
Value Property Trust .....................               0       3,880,280          --        3,880,280      39,166,770         --
                                                                                                            -----------     --------
   Total Controlled Affiliates                                                                              $91,381,217           $0
                                                                                                            ===========     ========
Non Controlled Affiliates
Caldor Corp. .............................         446,700         456,600          --          903,300      $2,935,725         --
Fidelity Federal Bank, FSB ...............       4,285,714            --       4,285,714              0         ***             --
GulfMark International, Inc. .............         273,037            --            --          273,037       6,757,666         --
Hexcel Corp. .............................               0         980,601          --          980,601       9,928,585         --
Lancer Industries, Inc., Class B .........               1            --            --                1         ***             --
Lancer Industries, Inc.,
   Series C Pfd. .........................          20,513            --            --           20,513         ***        $205,130
Management Assistance, Inc.,
   Liquidating Trust .....................         431,100            --            --          431,100         175,156         --
National Security Group, Inc. ............         171,977           3,000          --          174,977       2,296,573      105,836
New Dimensions in Medicine, Inc. .........               0         862,595          --          862,595       3,126,907         --
Resurgence Properties Inc. ...............         591,900            --            --          591,900       4,528,035         --
Resurgence Properties Inc.
   (Restricted) ..........................               0         900,000          --          900,000       6,885,000         --
                                                                                                            -----------     --------
   Total Non Controlled Affiliates                                                                          $36,633,647     $310,966
                                                                                                            ===========     ========

  * Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which the Fund held 5% or more of the outstanding voting securities.

 ** Issuers in which the Fund owns 25% or more of the outstanding voting securities.

***  As of December 31, 1995 no longer an affiliate.

                               MUTUAL BEACON FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


NOTE F -- FOREIGN CURRENCY EXCHANGE CONTRACTS

     At December 31, 1995, the Fund had various contracts which obligate the Fund to deliver currencies at specified future dates. Open contracts were as follows:

                                                                                                         Net Unrealized
                                                                                                          Appreciation/
                 Contracts to Deliver         In Exchange For   Settlement Date          Value           (Depreciation)
                 --------------------         ---------------   ---------------      ------------        --------------
Sales
  AUD                  43,139,097              $ 32,548,053         2/05/96          $ 31,990,445         $    557,608
  CAD                  47,460,696                35,016,007         5/30/96            34,763,985              252,022
  CHF                  61,085,336                51,679,641         3/07/96            53,278,678           (1,599,037)
  DEM                  22,819,406                15,791,977         3/15/96            15,925,575             (133,598)
  ESP               1,272,814,803                10,197,202         2/16/96            10,412,638             (215,436)
  FIM                 117,595,683                26,812,824         3/01/96            27,023,706             (210,882)
  FRF                 240,243,974                49,344,584         2/28/96            49,011,988              332,596
  GBP                  90,788,851               140,648,964         2/16/96           140,643,369                5,595
  HKD                 152,545,104                19,706,206         1/10/96            19,727,082              (20,876)
  NLG                  92,112,966                57,148,000         3/06/96            57,492,557             (344,557)
  NLG                 104,531,775                65,031,588         6/17/96            65,593,174             (561,586)
  NOK                  48,586,490                 7,646,840         3/08/96             7,663,705              (16,865)
  SEK                 976,565,815               135,967,595         2/15/96           146,244,877          (10,277,282)
  SEK                 133,736,278                19,377,308         4/19/96            19,931,221             (553,913)
  SEK                 584,158,479                86,408,517         5/15/96            86,895,423             (486,906)
                                               ------------                          ------------         ------------
                                               $753,325,306                          $766,598,423          (13,273,117)
                                               ============                          ============         ------------

Purchases
                      $ 2,572,489     CAD         3,500,000         5/30/96           $ 2,563,678               (8,811)
                        9,636,484     CHF        10,918,331         3/07/96             9,522,976             (113,508)
                        2,861,710     DEM         4,110,854         3/15/96             2,868,949                7,239
                        4,623,931     FIM        19,682,690         3/01/96             4,523,119             (100,812)
                        9,161,390     FRF        45,268,490         2/28/96             9,235,190               73,800
                          279,613     NLG           449,621         3/06/96               280,632                1,019
                        3,942,596     NOK        25,000,000         3/08/96             3,943,332                  736
                       14,982,150     SEK       100,606,000         4/19/96            14,993,691               11,541
                       20,877,374     SEK       139,891,900         5/15/96            20,809,363              (68,011)
                     ------------                                                    ------------        -------------
                     $ 68,937,737                                                    $ 68,740,930             (196,807)
                     ============                                                    ============        -------------
                                                                                                         $ (13,469,924)
                                                                                                         =============

Currency type abbreviations are explained on page 11.


NOTE G -- CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                      Year Ended December 31,
                                                    ----------------------------------------------------------------
                                                                1995                                1994
                                                    -----------------------------      -----------------------------
                                                       Shares          Amount             Shares          Amount
                                                    -----------    --------------      -----------    --------------
Shares sold .......................................  39,265,763    $1,353,842,644      38,767,605     $1,260,484,416
Shares issued in reinvestment of dividends ........   7,089,659       251,570,646       3,229,064        100,384,881
Shares redeemed ................................... (13,339,166)     (471,915,346)     (9,774,755)      (315,940,004)
                                                    -----------    --------------      -----------    --------------
  Net Increase ....................................  33,016,256    $1,133,497,944      32,221,914     $1,044,929,293
                                                    ===========    ==============      ==========     ==============

                               MUTUAL BEACON FUND
                              FINANCIAL HIGHLIGHTS
 (Selected data for a share of capital stock outstanding throughout each period)

                                                                                                       Sept. 1,      Year Ended
                                                      Year Ended December 31,                           1987 to       August 31,
                              -----------------------------------------------------------------------   Dec. 31,   ---------------
                               1995     1994     1993     1992     1991     1990      1989      1988      1987      1987     1986
                              ------   ------   ------   ------   ------   ------    ------    ------    ------    ------   ------
Net Asset Value,
  Beginning of Period ....... $31.03   $31.09   $27.10   $23.36   $20.80   $24.09    $22.85    $19.49    $24.78    $19.27   $15.73
                              ------   ------   ------   ------   ------   ------    ------    ------    ------    ------   ------
  Income from Investment
    Operations:
  Net Investment Income .....    .87      .46      .37      .45      .75     1.08      1.12       .77       .22       .37      .28
  Net Gains or Losses on
    Securities (realized and
    unrealized) .............   7.09     1.28     5.81     4.85     2.88    (3.03)     2.84      4.80     (3.96      6.39     3.51
                              ------   ------   ------   ------   ------   ------    ------    ------    ------    ------   ------
  Total from Investment
    Operations ..............   7.96     1.74     6.18     5.30     3.63    (1.95)     3.96      5.57     (3.74)     6.76     3.79
                              ------   ------   ------   ------   ------   ------    ------    ------    ------    ------   ------
  Less Distributions:
  Dividends (from net
    investment income) ......    .84      .44      .37      .46      .74     1.08      1.17       .80       .51       .31      .25
  Distributions (from capital
    gains) ..................   2.21     1.36     1.82     1.10      .33      .26      1.55      1.41      1.04       .94      -0-
                              ------   ------   ------   ------   ------   ------    ------    ------    ------    ------   ------
    Total Distributions .....   3.05     1.80     2.19     1.56     1.07     1.34      2.72      2.21      1.55      1.25      .25
                              ------   ------   ------   ------   ------   ------    ------    ------    ------    ------   ------
Net Asset Value,
  End of Period ............. $35.94   $31.03   $31.09   $27.10   $23.36   $20.80    $24.09    $22.85    $19.49    $24.78   $19.27
                              ======   ======   ======   ======   ======   ======    ======    ======    ======    ======   ======
Total Return** ..............  25.89%    5.61%   22.93%   22.92%   17.60%   (8.17)%   17.46%    28.79%   (15.12)%  37.33%    24.34%%
                              ======   ======   ======   ======   ======   ======    ======    ======    ======    ======   ======
Ratios/Supplemental Data:
Net Assets, End of Period
  (millions) ................ $3,573   $2,060   $1,062     $534     $398     $388      $409      $214      $131      $159      $65
Ratio of Expenses to Average
  Net Assets ................    .72%     .75%     .73%     .81%     .85%     .85%      .67%+     .59%+     .87%*     .85%    1.16%
Ratio of Net Investment Income
  to Average Net Assets .....   2.89%    1.96%    1.53%    1.90%    3.07%    4.59%     4.98%+    3.64%+    2.86%*    2.50%    2.86%
Portfolio Turnover Rate .....  73.18%   70.63%   52.88%   57.52%   56.63%   57.74%    67.18%    86.79%    28.07%    73.41%  112.91%

 *   Annualized

** Total return includes changes in share price and reinvestment of dividends and capital gain distributions. The Fund's total return is a historical measure of past performance and is not intended to indicate future performance. Investment return and principal value will fluctuate; therefore the Fund's shares may become worth more or less than their original cost.

+ After reduction of expenses by the Investment Adviser. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .68% and 4.97% in 1989 and .66% and 3.57% in 1988.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
MUTUAL SERIES FUND INC.

     We have audited the accompanying statement of assets and liabilities of Mutual Beacon Fund, a portfolio of Mutual Series Fund Inc. ("Fund"), including the schedule of investments, as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the eight years in the period then ended and for the period from September 1, 1987 to December 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Mutual Beacon Fund for each of the two years in the period ended August 31, 1987 were audited by other auditors whose report dated October 5, 1987 expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Beacon Fund, a portfolio of Mutual Series Fund Inc., at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the eight years in the period then ended, and for the period from September 1, 1987 to December 31, 1987, in conformity with generally accepted accounting principles.


                                   /s/  ERNST & YOUNG LLP


Boston, Massachusetts
February 9, 1996

                             MUTUAL SERIES FUND INC.

                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                           1-800-448-3863 201-912-2100

                               BOARD OF DIRECTORS
                           Michael F. Price (Chairman)
                             Edward I. Altman, Ph.D.
                             Richard L. Chasse, M.D.
                                 Ann Torre Grant
                               Peter A. Langerman
                               Bruce A. MacPherson
                                Barry F. Schwartz
                           Vaughn R. Sturtevant, M.D.
                                 Robert E. Wade

                                    OFFICERS
                           Michael F. Price, President
                    Peter A. Langerman, Exec. Vice President
                        Jeffrey A. Altman, Vice President
                       Robert L. Friedman, Vice President
                          Raymond Garea, Vice President
                       Lawrence N. Sondike, Vice President
                          Edward J. Bradley, Treasurer
                      Stuart C. Pistol, Assistant Treasurer
                     Liz Cohernour, Gen. Counsel & Secretary
                         Lily Simo, Assistant Secretary

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, Ma. 02116

                                     COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                              New York, N.Y. 10022

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, Ma. 02110

                                 TRANSFER AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, De. 19809